Provisions and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	€ 89	€ (155)	€ 35
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(5)	(13)	(33)
USA
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	148	(38)	77
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	133	7	(48)
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	199	231	233
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(195)	(18)	15
Net interest cost/(income) including administration costs and taxes paid during the period	90	78	96
Contributions from plan members	(6)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	88	285	338
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(377)	201	(30)
Expense/(gain) for the period	465	84	368
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost	62	78	74
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(193)	(5)	(23)
Net interest cost/(income) including administration costs and taxes paid during the period	20	17	22
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	(111)	90	73
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(89)	155	(35)
Expense/(gain) for the period	(22)	(65)	108
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost	42	51	50
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	13	(20)	7
Net interest cost/(income) including administration costs and taxes paid during the period	17	12	16
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	72	43	73
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	4	13	33
Expense/(gain) for the period	68	30	40
Pensions and other post-employment benefits | USA
Disclosure of defined benefit plans [line items]
Current service cost	42	46	53
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(12)	3	44
Net interest cost/(income) including administration costs and taxes paid during the period	40	35	40
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	70	84	137
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(148)	38	(77)
Expense/(gain) for the period	218	46	214
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(2)	5	0
Net interest cost/(income) including administration costs and taxes paid during the period	2	4	8
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	0	9	8
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(133)	(7)	48
Expense/(gain) for the period	133	16	(40)
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost	53	56	56
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(1)	(1)	(13)
Net interest cost/(income) including administration costs and taxes paid during the period	11	10	10
Contributions from plan members	(6)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	57	59	47
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(11)	2	1
Expense/(gain) for the period	€ 68	€ 57	€ 46